ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 29.8%
	AUSTRALIA — 0.4%
47,500	Bendigo and Adelaide Bank Ltd.	$322,490
62,226	Dexus - REIT	514,179
14,768	Evolution Mining Ltd.	39,087
58,972	Newcrest Mining Ltd.	1,228,075
641,680	Scentre Group - REIT	1,708,127
14,302	Wesfarmers Ltd.	411,233
		4,223,191
	AUSTRIA — 0.0%[1]
2,588	Agrana Beteiligungs A.G.	52,234
7,633	EVN AG	138,585
235	Oberbank A.G.	24,906
13,047	UNIQA Insurance Group A.G.	129,873
885	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	24,459
		370,057
	BELGIUM — 0.3%
2,800	Ageas	167,984
25,661	Colruyt S.A.	1,328,724
42,102	Proximus SADP	1,269,891
11,339	UCB S.A.	918,565
		3,685,164
	BERMUDA — 0.6%
34,077	Arch Capital Group Ltd.*	1,430,212
5,929	Asian Growth Properties Ltd.*	80
14,636	Assured Guaranty Ltd.	726,677
8,000	CK Infrastructure Holdings Ltd.	54,149
5,595	Credicorp Ltd.	1,181,608
5,896	Everest Re Group Ltd.	1,599,349
2,383	Genpact Ltd.	96,988
139,896	Hongkong Land Holdings Ltd.	769,177
960	Ocean Wilsons Holdings Ltd.	11,361
122,000	Public Financial Holdings Ltd.	48,455
7,321	RenaissanceRe Holdings Ltd.	1,378,764
6,000	Wing On Co. International Ltd.	17,157
		7,313,977
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	164,764
106,725	Telefonica Brasil S.A. - ADR[2]	1,403,434
		1,568,198

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CANADA — 1.3%
4,984	Agnico Eagle Mines Ltd.[2]	$297,046
22,900	ATCO Ltd.	868,728
17,931	Bank of Montreal	1,379,839
38,824	Bank of Nova Scotia[2]	2,178,803
40,200	Barrick Gold Corp.[2]	675,360
25,001	BCE, Inc.	1,201,798
1,500	Calian Group Ltd.	44,809
15,000	Centerra Gold, Inc.*	128,284
15,100	Emera Inc.	620,916
29,900	Fortis, Inc.[2]	1,171,419
21,616	Franco-Nevada Corp.[2]	2,125,285
8,058	George Weston Ltd.	655,414
6,852	Magna International, Inc.	376,997
36,952	Royal Bank of Canada	3,022,040
24,956	Toronto-Dominion Bank	1,440,807
4,600	True North Commercial Real Estate Investment Trust	25,488
		16,213,033
	CHILE — 0.1%
35,706	Banco de Chile - ADR[2]	729,831
6,357	Cia Cervecerias Unidas S.A. - ADR	117,668
42,388	Enel Americas S.A. - ADR	409,892
		1,257,391
	CHINA — 0.3%
1,156,000	Bank of China Ltd. - Class H	463,630
36,850	China Construction Bank Corp. - ADR	583,335
100	China Telecom Corp. Ltd.	38
3,260	China Telecom Corp. Ltd. - ADR	123,521
740,000	Dongfeng Motor Group Co., Ltd.	710,729
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,723,545
		3,604,798
	COLOMBIA — 0.0%[1]
1,338	Bancolombia S.A. - ADR	64,585

	CURACAO — 0.0%[1]
3,552	Retail Holdings N.V.	7,992

	DENMARK — 0.3%
9,920	Carlsberg A/S - Class B	1,426,985
9,221	Coloplast A/S - Class B	1,089,318
5,130	Demant A/S*	156,954

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DENMARK (Continued)
15,654	Novo Nordisk A/S - ADR	$878,972
7,059	Pandora A/S	284,146
		3,836,375
	FINLAND — 0.0%[1]
1,022	Olvi OYJ	45,263

	FRANCE — 0.4%
611	Baikowski SAS*	9,289
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	39,201
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	20,266
18,103	Cie Generale des Etablissements Michelin	2,170,757
46,175	Engie S.A.	730,320
438	Gaumont S.A.	62,248
171	Laurent-Perrier	15,821
542	L'Oreal S.A.	154,523
5,619	NetGem S.A.	5,396
255	Pernod Ricard S.A.	46,840
768	PSB Industries S.A.	16,091
2,284	Societe BIC S.A.	157,268
369	Societe Fonciere Lyonnaise S.A. - REIT	29,026
31,868	Veolia Environnement S.A.	815,907
2,946	Veolia Environnement S.A. - ADR	75,418
213	Voyageurs du Monde	26,741
		4,375,112
	GERMANY — 0.2%
7,890	Allianz S.E. - ADR	188,256
45,867	Deutsche Telekom A.G.	770,012
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,382,936
1,191	MVV Energie A.G.	36,244
4,873	Talanx A.G.	232,149
		2,609,597
	GUERNSEY — 0.4%
61,809	Amdocs Ltd.	4,283,364

	HONG KONG — 1.5%
52	AIA Group Ltd.	520
2,000	Allied Group Ltd.	10,092
47,000	Beijing Enterprises Holdings Ltd.	207,739
69,500	BOC Hong Kong Holdings Ltd.	236,101
674,500	China Mobile Ltd.	5,085,517
43,264	China Mobile Ltd. - ADR[2]	1,632,351

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
26,635	China Unicom Hong Kong Ltd. - ADR[2]	$226,664
64,000	Chinney Investments Ltd.	19,557
406,000	CITIC Ltd.	508,261
125,000	CLP Holdings Ltd.	1,288,019
5,314	CNOOC Ltd. - ADR[2]	771,699
42,910	Hang Seng Bank Ltd.	874,742
13,000	Harbour Centre Development Ltd.	19,976
435,000	HK Electric Investments and HK Electric Investments Ltd.[3]	426,217
1,128,000	HKT Trust and HKT Ltd.[3]	1,654,316
60,000	Hon Kwok Land Investment Co., Ltd.	24,554
180,000	Hysan Development Co., Ltd.	678,441
392,117	Link REIT	4,004,201
58	MTR Corp. Ltd.	326
132,500	Power Assets Holdings Ltd.	921,184
25,000	Sun Hung Kai Properties Ltd.	364,219
490	Swire Pacific Ltd. - Class A	4,424
		18,959,120
	INDIA — 0.1%
16,368	Dr Reddy's Laboratories Ltd. - ADR	666,505
87,492	Infosys Ltd. - ADR	860,046
59,944	Wipro Ltd. - ADR	217,597
		1,744,148
	INDONESIA — 0.0%[1]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	155,727

	IRELAND — 0.2%
4,271	Accenture PLC - Class A	859,154
1,448	Jazz Pharmaceuticals PLC*	218,822
10,854	Medtronic PLC	1,209,027
720	STERIS PLC	108,821
		2,395,824
	ISRAEL — 0.6%
11,616	Alony Hetz Properties & Investments Ltd.	173,571
138,136	Bank Hapoalim B.M.	1,113,587
15,246	Check Point Software Technologies Ltd.*	1,797,199
2,488	Dor Alon Energy in Israel 1988 Ltd.	58,352
2,131	Elbit Systems Ltd.[2]	352,254
13,220	Freshmarket Ltd.	31,578
446	Malam - Team Ltd.	83,057
6,868	Minrav Projects Ltd.	12,447

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
16,638	Mizrahi Tefahot Bank Ltd.	$444,368
589	Neto ME Holdings Ltd.	51,687
17,771	Nice Ltd. - ADR*	2,692,128
2,308	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	131,957
2,916	Taro Pharmaceutical Industries Ltd.	282,123
3,225	Victory Supermarket Chain Ltd.	48,231
		7,272,539
	ITALY — 0.2%
179,870	A2A S.p.A.	338,130
29,605	Assicurazioni Generali S.p.A.	603,710
98,852	Enel S.p.A.	747,064
30,621	Hera S.p.A.	135,015
145,174	Iren S.p.A.	449,981
2,700	Orsero S.p.A.	17,550
		2,291,450
	JAPAN — 3.2%
13,200	ABC-Mart, Inc.	879,460
10,900	Aeon Hokkaido Corp.	79,100
2,200	Alps Logistics Co., Ltd.	16,462
35	Astellas Pharma, Inc.	597
1,400	Bandai Namco Holdings, Inc.	84,892
3,600	Biofermin Pharmaceutical Co., Ltd.	76,657
35,900	Bridgestone Corp.	1,435,447
1,400	Bull-Dog Sauce Co., Ltd.	14,223
227	Canadian Solar Infrastructure Fund, Inc.	254,065
1,600	Canare Electric Co., Ltd.	27,453
67	Canon, Inc.	1,855
5,500	Choushimaru Co., Ltd.	64,678
31,600	Chubu Electric Power Co., Inc.	440,483
7,900	Chugoku Electric Power Co., Inc.	104,403
2,600	Coco's Japan Co., Ltd.	39,524
1,100	Daiichi Kensetsu Corp.	17,165
2,800	Dainichi Co., Ltd.	17,707
1,500	Dairei Co., Ltd.	27,039
4,100	DCM HOLDINGS Co., Ltd.	39,781
1,200	Dynac Holdings Corp.	18,218
3,200	FamilyMart Co., Ltd.	75,419
26	Frontier Real Estate Investment Corp. - REIT	113,063
17,400	FUJIFILM Holdings Corp.	822,502
63	Fukuoka REIT Corp. - REIT	107,187

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
400	Fuso Pharmaceutical Industries Ltd.	$7,574
2,586	Gourmet Kineya Co., Ltd.	28,026
1,100	Hakuyosha Co., Ltd.	29,079
32	Industrial & Infrastructure Fund Investment Corp. - REIT	50,019
2,800	Isewan Terminal Service Co., Ltd.	21,360
15,000	Isuzu Motors Ltd.	175,589
10,000	Itochu Corp.	218,273
2,800	Itochu Techno-Solutions Corp.	74,812
50,300	Japan Airlines Co., Ltd.	1,563,123
71	Japan Excellent, Inc. - REIT	120,004
118	Japan Logistics Fund, Inc. - REIT	302,075
47,300	Japan Post Bank Co., Ltd.	458,181
128,000	Japan Post Holdings Co., Ltd.	1,203,645
53	Japan Rental Housing Investments, Inc. - REIT	52,634
5,700	Japan Tobacco, Inc.	129,832
300	JFE Container Co., Ltd.	11,654
3,335	Kakiyasu Honten Co., Ltd.	85,105
9,016	Kamigumi Co., Ltd.	199,928
1,000	Kao Corp.	78,707
500	Kato Sangyo Co., Ltd.	16,760
132,487	KDDI Corp.	3,805,251
62	Kenedix Retail REIT Corp. - REIT	159,284
13,868	KFC Holdings Japan Ltd.	366,543
10,400	King Co., Ltd.	50,855
3,000	Kohsoku Corp.	32,828
5,000	Makita Corp.	165,492
2,700	Maxvalu Tohoku Co., Ltd.*	37,025
705	Maxvalu Tokai Co., Ltd.	14,359
5,500	Medipal Holdings Corp.	118,057
1,000	Meiko Trans Co., Ltd.	10,911
7,700	Miyoshi Oil & Fat Co., Ltd.	90,374
806,500	Mizuho Financial Group, Inc.	1,248,443
88	Mori Trust Sogo Reit, Inc. - REIT	158,144
1,000	Morishita Jintan Co., Ltd.	18,709
1,200	Morozoff Ltd.	54,378
19,200	MS&AD Insurance Group Holdings, Inc.	621,349
2,400	Nakayamafuku Co., Ltd.	11,865
14,100	Nichia Steel Works Ltd.	44,220
137	Nihon Shokuhin Kako Co., Ltd.	1,678
6,100	Nippon Flour Mills Co., Ltd.	94,755
108,500	Nippon Telegraph & Telephone Corp.	5,479,570

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
33,474	Nippon Telegraph & Telephone Corp. - ADR	$1,689,433
5,800	Nissin Foods Holdings Co., Ltd.	434,768
2,900	Nissui Pharmaceutical Co., Ltd.	34,394
2,000	Nittobest Corp.	16,445
278,059	NTT DOCOMO, Inc.	7,632,065
20,833	NTT DOCOMO, Inc. - ADR[2]	571,762
1,300	Okinawa Cellular Telephone Co.	46,162
112	Orix JREIT, Inc. - REIT	246,026
14,266	Otsuka Holdings Co., Ltd.	622,489
6,000	OUG Holdings, Inc.	148,533
5,400	Paris Miki Holdings, Inc.	14,173
1,492	Plant Co., Ltd.	8,970
53	Premier Investment Corp. - REIT	79,073
1,500	Resol Holdings Co., Ltd.	56,873
2,000	Rock Paint Co., Ltd.	14,819
1,400	S&B Foods, Inc.	51,623
5,900	Secom Co., Ltd.	500,895
40,000	Sekisui House Ltd.	864,790
1,234	Shin-Etsu Chemical Co., Ltd.	132,599
2,600	Shofu, Inc.	39,807
1,500	Showa Sangyo Co., Ltd.	43,872
87,000	Softbank Corp.	1,181,454
242	Star Asia Investment Corp. - REIT	257,336
13,300	Sumitomo Mitsui Financial Group, Inc.	486,842
14,041	Suntory Beverage & Food Ltd.	609,520
2,000	Suzuken Co., Ltd.	87,498
200	Taiko Bank Ltd.	3,192
60,800	Tokyo Electric Power Co., Inc.*	266,640
600	Tokyu Recreation Co., Ltd.	28,621
42	Tosei Reit Investment Corp.	51,802
6	Toyota Motor Corp.	420
1,437	Toyota Motor Corp. - ADR	201,482
14,500	Trend Micro, Inc.	783,264
100	Unicafe, Inc.	949
13	Unicharm Corp.	426
38	United Urban Investment Corp. - REIT	73,899
5,000	Weds Co., Ltd.	26,956
586	Yamaguchi Financial Group, Inc.	4,033
2,600	Yamazawa Co., Ltd.	39,525

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,100	Yomeishu Seizo Co., Ltd.	$38,364
200	Yonkyu Co., Ltd.	2,917
		39,562,561
	JERSEY — 0.2%
708,107	Centamin PLC	1,017,562
350,550	Highland Gold Mining Ltd.	827,837
		1,845,399
	NETHERLANDS — 0.5%
247,039	Fiat Chrysler Automobiles N.V.	3,635,534
34,843	Koninklijke Ahold Delhaize N.V.	897,351
10,135	Koninklijke Ahold Delhaize N.V. - ADR	260,976
33,752	NN Group N.V.	1,294,564
		6,088,425
	NEW ZEALAND — 0.2%
15,611	Arvida Group Ltd.	16,231
4,384	Briscoe Group Ltd.*	10,523
19,012	Contact Energy Ltd.	87,484
1,125	EBOS Group Ltd.	16,456
120,276	Genesis Energy Ltd.	247,057
227,190	Goodman Property Trust - REIT	311,328
23,400	Kathmandu Holdings Ltd.	45,309
75,128	Mercury NZ Ltd.	231,480
11,830	Oceania Healthcare Ltd.	8,201
4,632	PGG Wrightson Ltd.	7,135
52,325	Property for Industry Ltd.	78,776
24,994	Sanford Ltd.	121,923
302,950	Spark New Zealand Ltd.	882,854
45,654	Stride Property Group[3]	65,341
32,857	Trustpower Ltd.	153,691
30,318	Warehouse Group Ltd.	54,872
		2,338,661
	NORWAY — 0.2%
454	AF Gruppen A.S.A.	9,116
27,446	Mowi A.S.A.	681,201
2,681	Olav Thon Eiendomsselskap A.S.A.	45,839
137,075	Orkla A.S.A.	1,327,660
41,184	Telenor A.S.A.	752,516
3,840	Yara International A.S.A.	144,776
		2,961,108

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PANAMA — 0.0%[1]
1,261	Carnival Corp.	$56,846

	PHILIPPINES — 0.0%[1]
19,648	PLDT, Inc. - ADR	425,576

	PORTUGAL — 0.0%[1]
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	410,234

	SINGAPORE — 0.3%
25,000	DBS Group Holdings Ltd.	461,341
7,499	DBS Group Holdings Ltd. - ADR	552,301
22,600	Fraser and Neave Ltd.	28,432
17,600	Hotel Grand Central Ltd.*	16,471
44,500	Keong Hong Holdings Ltd.	14,479
8,000	Keppel Corp. Ltd.	39,301
235,003	Keppel Infrastructure Trust	91,065
39,324	Sheng Siong Group Ltd.	35,948
732,000	Singapore Telecommunications Ltd.	1,808,742
		3,048,080
	SOUTH KOREA — 0.1%
48,581	SK Telecom Co., Ltd. - ADR	1,113,477

	SPAIN — 0.1%
61,099	Repsol S.A.	961,810

	SWEDEN — 0.2%
5,312	Axfood A.B.	114,413
34,143	ICA Gruppen A.B.	1,490,034
5,731	Industrivarden A.B. - A Shares	135,225
4,787	L E Lundbergforetagen A.B. - B Shares	189,718
		1,929,390
	SWITZERLAND — 1.1%
5,806	Alcon, Inc.*	320,692
1,255	Allreal Holding A.G.	240,188
26	Basellandschaftliche Kantonalbank	23,660
158	Berner Kantonalbank A.G.	34,286
881	BFW Liegenschaften A.G.	39,205
6,892	BKW A.G.	484,570
9,993	Chubb Ltd.	1,513,740
6,065	Garmin Ltd.	592,490
1,400	Helvetia Holding A.G.	191,117
354	Intershop Holding A.G.	199,022
11,103	Nestle S.A.	1,152,701

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
7,504	Nestle S.A. - ADR	$779,966
12,558	Novartis A.G.	1,157,381
4,401	Novartis A.G. - ADR	406,212
3,045	Pargesa Holding S.A.	240,264
125	Plazza A.G.	32,865
479	PSP Swiss Property A.G.	62,302
4,397	Roche Holding A.G.	1,355,225
5,960	Roche Holding A.G. - ADR	229,877
6,238	Sonova Holding A.G.	1,424,947
723	Swiss Life Holding A.G.	358,486
5,409	Swisscom A.G.	2,799,598
440	Zurich Insurance Group A.G.	172,637
2,010	Zurich Insurance Group A.G. - ADR[2]	78,792
		13,890,223
	TAIWAN — 0.7%
99,648	Chunghwa Telecom Co., Ltd. - ADR[2]	3,708,899
78,228	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,153,124
66,650	United Microelectronics Corp. - ADR	162,626
		8,024,649
	THAILAND — 0.0%[1]
8,330	Kasikornbank PCL - ADR	169,349

	UNITED KINGDOM — 1.3%
397,370	3i Group PLC	5,501,250
24,925	Amino Technologies PLC	34,332
6,844	Aptitude Software Group PLC	52,001
55,704	Berkeley Group Holdings PLC	3,302,200
60,383	British American Tobacco PLC - ADR[2]	2,391,771
37,590	Britvic PLC	470,509
5,848	Burberry Group PLC	159,085
16,621	Diageo PLC	679,107
6,885	Eco Animal Health Group PLC	19,323
5,443	Eurocell PLC	14,572
11,477	Finsbury Food Group PLC	12,396
14,967	Harworth Group PLC	23,384
47,483	HSBC Holdings PLC - ADR[2]	1,769,217
13,159	Marshall Motor Holdings PLC	25,699
44,142	National Grid PLC	507,583
6,346	Palace Capital PLC	23,269
401,348	Petropavlovsk PLC*	55,542
5,302	RELX PLC	128,360

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
19,352	Royal Dutch Shell PLC - Class A - ADR	$1,112,546
17,713	Shoe Zone PLC	30,813
1,638	System1 Group PLC	4,279
6,554	Tate & Lyle PLC	61,970
1,801	Unilever PLC	106,691
		16,485,899
	UNITED STATES — 14.7%
524	1st Source Corp.	26,939
15,225	Aaron's, Inc.	889,140
7,272	Adtalem Global Education, Inc.*	245,285
56,139	Aflac, Inc.	3,078,663
796	Allstate Corp.	88,635
978	Alphabet, Inc. - Class A*	1,275,400
349	Amazon.com, Inc.*	628,479
7,386	American Eagle Outfitters, Inc.	110,568
7,842	American Electric Power Co., Inc.	716,367
5,406	American Equity Investment Life Holding Co.	160,666
17,403	American Financial Group, Inc.	1,909,283
24,548	American National Insurance Co.	2,896,664
1,144	America's Car-Mart, Inc.*	124,993
676	ANSYS, Inc.*	172,170
12,159	Anthem, Inc.	3,509,817
51,999	Apple Hospitality REIT, Inc.	845,504
10,035	Apple, Inc.	2,681,854
11,153	Archer-Daniels-Midland Co.	478,799
95,150	AT&T, Inc.	3,556,707
417	Atmos Energy Corp.	44,602
4,354	Automatic Data Processing, Inc.	743,576
83,011	Avangrid, Inc.[2]	4,029,354
891	Avidbank Holdings, Inc.*	22,097
27,611	Avista Corp.	1,305,448
2,571	BancFirst Corp.[2]	151,920
19,227	Bank of America Corp.	640,644
2,087	Bank of Hawaii Corp.[2]	188,060
1,917	Bank of Marin Bancorp	86,514
1,800	BankFinancial Corp.	24,570
6,902	Baxter International, Inc.	565,757
5,661	Baycom Corp.*	124,316
711	Becton, Dickinson and Co.	183,794
431	Berkshire Hathaway, Inc.*	94,949
2,876	Biogen, Inc.*	862,254

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,736	Bio-Rad Laboratories, Inc. - Class A*	$641,244
33,212	BlackRock TCP Capital Corp.	480,910
1,084	BOK Financial Corp.[2]	90,341
4,029	Booz Allen Hamilton Holding Corp.	293,150
7,037	Brady Corp. - Class A2	401,109
1,928	Bryn Mawr Bank Corp.	75,713
911	CACI International, Inc. - Class A*	218,021
7,305	Cadence Design Systems, Inc.*	513,176
1,573	Career Education Corp.*	26,238
3,037	Cathay General Bancorp[2]	111,822
22,442	CenterPoint Energy, Inc.	551,176
5,106	Central Pacific Financial Corp.	148,380
5,744	Chemed Corp.	2,470,034
10,734	Chemours Co.	169,490
5,174	Church & Dwight Co., Inc.	363,422
1,723	Churchill Downs, Inc.[2]	224,007
95,391	Ciena Corp.*	3,621,042
3,731	Cigna Corp.	745,901
1,524	Cintas Corp.	391,759
129,881	Cisco Systems, Inc.	5,884,908
11,702	CIT Group, Inc.	532,675
2,448	Citigroup, Inc.	183,894
11,307	Citizens Financial Group, Inc.	434,867
10,638	Citrix Systems, Inc.	1,200,073
2,522	CMS Energy Corp.	154,599
17,148	CNA Financial Corp.	766,859
20,660	Coca-Cola Co.	1,103,244
6,289	Colgate-Palmolive Co.	426,520
9,855	Columbia Sportswear Co.	911,588
17,769	Comcast Corp. - Class A	784,501
9,929	Commerce Bancshares, Inc.	665,541
3,370	CommVault Systems, Inc.*	170,589
4,253	Consolidated Edison, Inc.	369,543
1,484	Copart, Inc.*	132,076
7,323	Costco Wholesale Corp.	2,195,509
28,931	Covetrus, Inc.*,2	414,003
2,322	CSG Systems International, Inc.	132,795
8,115	Danaher Corp.	1,184,628
4,684	Darden Restaurants, Inc.	554,773
1,582	Deckers Outdoor Corp.*	266,061
7,346	Dell Technologies, Inc. - Class C*	356,208

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
31,342	Dolby Laboratories, Inc. - Class A	$2,158,837
2,095	Dollar General Corp.	329,669
2,153	Dominion Energy, Inc.	178,936
10,595	DTE Energy Co.	1,323,739
21,842	Duke Energy Corp.[2]	1,925,809
8,003	Eli Lilly & Co.	939,152
1,025	Ellington Financial, Inc.	18,563
1,358	EMCOR Group, Inc.	120,767
15,231	Encompass Health Corp.	1,076,984
1,034	ESSA Bancorp, Inc.	17,816
2,823	Estee Lauder Cos., Inc. - Class A	551,812
52,851	Evergy, Inc.	3,343,883
100,491	Exelon Corp.	4,461,800
4,786	Expeditors International of Washington, Inc.	357,801
2,569	F5 Networks, Inc.*	374,329
18,084	Fifth Third Bancorp	545,956
2,407	First Financial Corp.	106,438
1,216	First Northern Community Bancorp*	13,802
4,320	Flagstar Bancorp, Inc.	160,963
8,919	FLIR Systems, Inc.	477,702
14,641	Flowers Foods, Inc.[2]	315,221
20,081	Foot Locker, Inc.	804,244
2,986	Genuine Parts Co.[2]	311,649
17,088	Globe Life, Inc.	1,755,963
2,221	Graham Holdings Co. - Class B	1,402,805
3,866	Hancock Whitney Corp.	156,998
1,321	Hanger, Inc.*	34,610
1,395	Hanover Insurance Group, Inc.[2]	189,622
1,550	Hasbro, Inc.	157,635
31,390	Hawaiian Electric Industries, Inc.	1,370,801
2,896	HCA Healthcare, Inc.	401,559
6,234	Herman Miller, Inc.[2]	297,861
6,395	Hilltop Holdings, Inc.	157,509
6,094	Hologic, Inc.*	312,744
8,402	Home Depot, Inc.	1,852,725
1,892	HomeStreet, Inc.*	60,393
81,852	Hormel Foods Corp.[2]	3,644,870
5,204	Humana, Inc.	1,775,761
2,501	Independent Bank Corp.	55,897
134,247	Intel Corp.	7,793,038
3,379	Inter Parfums, Inc.	238,186

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,647	Interpublic Group of Cos., Inc.[2]	$216,093
823	J&J Snack Foods Corp.[2]	152,255
1,973	JM Smucker Co.	207,343
1,416	John B Sanfilippo & Son, Inc.[2]	138,400
476	John Wiley & Sons, Inc. - Class A2	22,496
9,344	Johnson & Johnson	1,284,707
10,692	JPMorgan Chase & Co.	1,408,778
9,593	Juniper Networks, Inc.	240,401
6,138	Kearny Financial Corp.	86,546
396	Keurig Dr Pepper, Inc.[2]	12,252
5,641	KKR Real Estate Finance Trust, Inc. - REIT[2]	113,892
4,672	Laboratory Corp. of America Holdings*	804,939
7,026	Lancaster Colony Corp.	1,110,319
3,770	Liberty Media Corp.-Liberty SiriusXM*	182,883
18,470	Lincoln National Corp.	1,090,653
1,768	Lockheed Martin Corp.	691,341
464	Loews Corp.	23,618
5,483	Lululemon Athletica, Inc.*	1,237,458
559	M&T Bank Corp.	92,090
16,823	Macy's, Inc.[2]	257,728
1,442	Marcus Corp.	45,365
499	Masimo Corp.*	77,380
3,965	Materion Corp.	233,380
3,969	MAXIMUS, Inc.	296,286
421	McCormick & Co., Inc.	71,254
7,071	McDonald's Corp.	1,375,168
18,111	MDU Resources Group, Inc.	525,943
8,947	Merck & Co., Inc.	779,999
6,590	MetLife, Inc.	328,907
957	Mettler-Toledo International, Inc.*	688,475
143,214	MFA Financial, Inc. - REIT[2]	1,097,019
12,827	MGIC Investment Corp.	184,837
18,512	Microsoft Corp.	2,802,346
375	Monster Beverage Corp.*	22,433
3,597	Motorola Solutions, Inc.	601,778
2,159	Murphy USA, Inc.*	253,747
1,128	National HealthCare Corp.	95,880
6,043	National Instruments Corp.	254,531
1,052	NBT Bancorp, Inc.	42,080
12,504	Newmont Goldcorp Corp.	480,154
48,591	News Corp.	625,852

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
211	NextEra Energy, Inc.	$49,336
1,378	NIKE, Inc. - Class B	128,829
17,640	Northwest Bancshares, Inc.[2]	293,530
319	NorthWestern Corp.	22,831
38	NVR, Inc.*	144,092
3,572	Omnicom Group, Inc.[2]	283,903
318	ONE Gas, Inc.	28,261
3,598	Oracle Corp.	201,992
6,944	Oritani Financial Corp.	129,158
1,577	Otter Tail Corp.[2]	77,525
5,910	Paychex, Inc.	508,969
744	Peoples Bancorp, Inc.	24,336
15,665	PepsiCo, Inc.	2,127,777
95,613	Pfizer, Inc.	3,683,012
14,475	Pinnacle West Capital Corp.	1,264,970
4,126	PNC Financial Services Group, Inc.	632,144
1,352	Portland General Electric Co.	75,050
9,894	Prestige Consumer Healthcare, Inc.*,2	373,696
14,577	Procter & Gamble Co.	1,779,269
5,430	Progress Software Corp.	228,114
6,808	Provident Financial Services, Inc.[2]	165,571
11,699	Prudential Financial, Inc.	1,095,260
33,724	Public Service Enterprise Group, Inc.	2,000,170
4,776	Public Storage - REIT	1,006,208
5,533	Quest Diagnostics, Inc.	589,541
12,984	Radian Group, Inc.	335,507
721	Raytheon Co.	156,760
500	Reading International, Inc.*	5,365
4,354	Regions Financial Corp.	72,451
2,173	Reinsurance Group of America, Inc.	359,544
9,285	Reliance Steel & Aluminum Co.	1,095,444
15,674	Republic Services, Inc.	1,389,500
2,143	ResMed, Inc.	320,593
4,366	Robert Half International, Inc.	254,101
13,915	Royal Gold, Inc.[2]	1,631,812
13,739	Scholastic Corp.[2]	510,129
20	Seaboard Corp.	82,231
11,718	Service Corp. International	515,826
1,415	Southern Copper Corp.	53,812
12,791	Star Group LP	120,107
3,700	Starbucks Corp.	316,091

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
29,089	Starwood Property Trust, Inc. - REIT	$712,681
5,344	Stryker Corp.	1,094,772
7,363	Synopsys, Inc.*	1,038,478
22,974	Sysco Corp.	1,850,556
1,536	Target Corp.	192,015
3,144	Tech Data Corp.*	455,534
3,869	Texas Instruments, Inc.	465,092
21,912	TJX Cos., Inc.	1,339,480
31,917	Tootsie Roll Industries, Inc.[2]	1,096,349
5,074	Tractor Supply Co.	479,189
1,959	Travelers Cos., Inc.	267,834
13,271	Trustmark Corp.[2]	455,992
20,289	U.S. Bancorp	1,217,949
235	Umpqua Holdings Corp.	3,847
4,121	UnitedHealth Group, Inc.	1,153,344
1,594	Universal Corp.	83,239
8,770	Universal Health Services, Inc. - Class B	1,223,327
65,156	Urban Outfitters, Inc.*,2	1,671,903
6,497	USANA Health Sciences, Inc.*	478,179
5,676	Valero Energy Corp.	542,001
6,508	Varian Medical Systems, Inc.*	870,315
18,909	Verizon Communications, Inc.	1,139,078
5,958	Viavi Solutions, Inc.*	89,489
4,836	Visa, Inc. - Class A2	892,290
13,328	Voya Financial, Inc.[2]	776,756
1,161	W.R. Berkley Corp.	78,948
1,487	W.W. Grainger, Inc.	471,305
71,984	Walmart, Inc.	8,572,574
1,446	Walt Disney Co.	219,185
12,632	Washington Federal, Inc.[2]	464,984
10,102	Waste Management, Inc.	1,140,617
939	WD-40 Co.[2]	181,330
2,132	WEC Energy Group, Inc.	189,002
34,736	Werner Enterprises, Inc.	1,276,895
8,669	Yum! Brands, Inc.	872,708
189	Zoetis, Inc.	22,778
		181,870,864
	TOTAL COMMON STOCKS
	(Cost $290,379,825)	367,459,456

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 25.3%
1,761,978	iShares Core MSCI Emerging Markets ETF[2]	$90,160,414
2,199,029	iShares Edge MSCI Min Vol Emerging Markets ETF	125,432,614
551,168	iShares Edge MSCI Min Vol Global ETF	52,608,986
573,828	iShares MSCI ACWI ETF[2]	44,494,623
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $286,260,075)	312,696,637

	OPEN-END MUTUAL FUND — 20.1%
9,636,455	GMO Quality Fund - Class VI	247,849,639
	TOTAL OPEN-END MUTUAL FUND
	(Cost $202,472,738)	247,849,639

	PREFERRED STOCKS — 0.2%
	GERMANY — 0.2%
27,995	Porsche Automobil Holding S.E.	2,067,541

	SWEDEN — 0.0%[1]
2,291	Akelius Residential Property AB	82,760
	TOTAL PREFERRED STOCKS
	(Cost $1,770,959)	2,150,301

	PRIVATE FUND — 11.1%
	RIEF Strategic Partners Fund LLC*	137,245,569
	TOTAL PRIVATE FUND
	(Cost $125,000,000)	137,245,569

	SHORT-TERM INVESTMENTS — 18.8%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 6.3%
	Collateral Pool Allocation	78,204,016

	MONEY MARKET FUNDS — 12.5%
153,991,317	JPMorgan Prime Money Market Fund - Institutional Shares, 1.73%[4]	154,037,514
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $232,220,057)	232,241,530

	TOTAL INVESTMENTS — 105.3%
	(Cost $1,138,103,654)	1,299,643,132

	Liabilities in excess of other assets — (5.3)%	(65,716,292)
	TOTAL NET ASSETS — 100.0%	$1,233,926,840

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of November 30, 2019 (Unaudited)

*	Non-income producing security.
1	Rounds to less than 0.05%.
2	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $83,451,235.
3	Comprised of securities in separate entities that are traded as a single stapled security.
4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 62.4%
	ALABAMA — 1.0%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 01/6/20201 2	$506,980
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,097,634
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	568,990
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,164,823
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	3,044,828
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,091,600
1,710,000	2.04% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,710,701
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	521,180
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,398,275
		15,105,011
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 01/6/2020	1,201,368

	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,550,715
500,000	5.00%, 02/1/2043, Call 02/1/2023	539,190
	Arizona Industrial Development Authority
1,195,000	4.00%, 03/1/2027[4]	1,257,761
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	575,516
2,000,000	Arizona State University, 5.00%, 07/1/2042, Call 07/1/2026	2,353,100
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[4]	236,951
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	312,937
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,548,060
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,466,160
1,500,000	County of Pima, 4.00%, 07/1/2023	1,648,140
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	725,667
	Industrial Development Authority of the City of Phoenix
375,000	7.00%, 07/1/2022, Call 07/1/2020	387,480
645,000	5.00%, 10/1/2036, Call 10/1/2026	743,524
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,065,450
	Industrial Development Authority of the County of Pima
420,000	7.00%, 01/1/2022	422,537
500,000	6.75%, 03/1/2034, Call 03/1/2024	522,165

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	$352,155
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,045,940
	Maricopa County Industrial Development Authority
500,000	2.88%, 07/1/2021[4]	500,605
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	134,323
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,385,900
740,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	807,429
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,545,222
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	864,984
		25,991,911
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/2026[2] [4]	2,394,135

	CALIFORNIA — 5.5%
1,000,000	Bay Area Toll Authority, 2.35% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,043,630
1,000,000	California Community Housing Agency, 5.00%, 08/1/2049, Call 08/1/2029[4]	1,131,650
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 01/6/2020	1,000,280
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	185,298
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,584,280
	California Municipal Finance Authority
1,500,000	4.00%, 07/15/2029[2]	1,703,265
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	210,278
500,000	7.00%, 06/1/2034, Call 06/1/2022	554,315
500,000	5.75%, 10/1/2034, Call 10/1/2021	512,880
905,000	5.00%, 10/1/2035, Call 10/1/2022	945,535
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,174,220
850,000	5.00%, 06/1/2046, Call 06/1/2026	962,268
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,078,140
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 4	1,069,560
250,000	8.00%, 07/1/2039, Call 07/1/20272 4	271,830
650,000	7.50%, 12/1/2039, Call 12/1/20292 4	631,689
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	786,632

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	$1,113,520
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	530,850
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	376,519
603,082	0.00%, 06/1/2047, Call 06/1/2020* 5	12,062
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,153,510
	California Statewide Communities Development Authority
435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	506,618
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,217,329
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,112,240
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	958,443
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	709,517
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	226,012
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	565,080
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,060,090
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,175,100
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	341,978
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	253,125
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,242,590
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	751,548
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,328,400
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,119,660
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,081,440
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,555,465
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,090,440
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,137,310
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,059,920
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	546,325
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	456,150
	National City Community Development Commission
500,000	5.75%, 08/1/2021	539,800
500,000	7.00%, 08/1/2032, Call 08/1/2021	549,635
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	151,763
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	255,821

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	$3,598,000
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,376,200
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,122,110
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,340,400
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	514,800
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	811,538
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,176,050
1,855,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,068,139
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,198,230
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	3,067,575
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,883,700
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,388,960
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,065,600
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,378,817
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	48,499
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	540,840
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,109,480
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	567,445
500,000	6.25%, 07/1/2024	563,735
450,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	478,485
490,000	Semitropic Improvement District, 5.00%, 12/1/2038	490,000
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,077,470
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	706,154
1,390,000	5.00%, 11/1/2033	1,819,913
1,500,000	State of California, 5.00%, 04/1/2028	1,919,835
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,085,780

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	$106,675
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,084,490
		85,612,930
	COLORADO — 3.1%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	521,030
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	642,663
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,182,382
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	707,213
500,000	5.00%, 12/1/2043, Call 12/1/2023	538,355
	City & County of Denver Airport System Revenue
1,000,000	5.00%, 12/1/2035, Call 12/1/2028[2]	1,212,050
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[2]	2,434,000
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 01/6/2020	500,090
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	548,395
550,000	4.75%, 04/1/2030, Call 04/1/2022	570,675
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,054,420
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	509,188
600,000	6.25%, 11/1/2040, Call 11/1/2020	617,376
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	112,573
500,000	4.00%, 10/1/2039, Call 10/1/2024	528,615
500,000	5.13%, 12/1/2039, Call 01/6/2020	500,520
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,165,710
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	585,470
500,000	5.00%, 06/1/2036, Call 06/1/2027	628,855
1,615,000	4.00%, 01/1/2039, Call 01/1/2030	1,792,795
1,200,000	5.00%, 11/15/2039, Call 11/15/2029	1,487,868
1,500,000	5.00%, 01/1/2040, Call 01/1/2020	1,504,470
500,000	8.00%, 08/1/2043, Call 02/1/2024	566,095
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,530,068
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,248,620
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	548,290
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	529,010

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Denver Convention Center Hotel Authority
$500,000	5.00%, 12/1/2034, Call 12/1/2026	$576,275
550,000	5.00%, 12/1/2040, Call 12/1/2026	624,740
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,608,209
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	255,975
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	490,380
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	202,186
480,000	0.00%, 09/1/2030	368,616
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	245,458
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,525,060
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,077,316
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	783,180
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,120,864
4,146	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	4,147
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,171,741
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,134,950
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	506,617
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 07/15/2020	1,022,930
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,761,200
433,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	434,758
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	143,596
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	633,575
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,198,890
		47,657,459
	CONNECTICUT — 0.1%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 01/6/2020[2]	496,985
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	107,951
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,128,330
		1,733,266
	DELAWARE — 0.2%
	Delaware State Economic Development Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DELAWARE (Continued)
$1,000,000	6.75%, 09/1/2035, Call 03/1/2025[4]	$1,085,510
900,000	5.00%, 08/1/2049, Call 08/1/2029	1,028,475
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,712,535
		3,826,520
	DISTRICT OF COLUMBIA — 0.8%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,089,730
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,769,760
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,433,740
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,229,530
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,667,471
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,147,709
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	740,602
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,236,050
		12,314,592
	FLORIDA — 4.6%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,497,202
915,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	943,164
870,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	895,874
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	107,558
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 01/6/2020	1,385,059
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	521,655
760,000	5.35%, 07/1/2029, Call 07/1/2020	773,042
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	102,648
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	556,910
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	575,959
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,730,950
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,234,130
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	529,320
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,153,060

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Broward FL Port Facilities Revenue, 4.00%, 09/1/2039, Call 09/1/2029[2]	$1,109,480
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,759,393
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,982,834
1,500,000	County of Miami-Dade FL, 5.00%, 07/1/2043, Call 07/1/2026	1,764,315
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,647,820
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	196,025
65,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	65,297
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	803,085
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,126,700
500,000	8.50%, 06/15/2044, Call 06/15/2023	578,710
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	903,218
5,000,000	6.50%, 01/1/2049, Call 01/6/20201 2 4	4,731,150
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	550,340
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,088,950
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	516,730
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,065,670
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,925,689
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,187,980
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,396,920
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,416,260
	Lake Ashton Community Development District
125,000	5.00%, 05/1/2025	130,221
405,000	5.00%, 05/1/2037, Call 05/1/2025	414,420
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,768,565
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,406
3,000,000	5.00%, 11/15/2049, Call 11/15/2026	3,441,090
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,396,660
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	969,032
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	96,477
385,000	5.00%, 05/1/2034, Call 05/1/2023	387,260
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 01/6/2020	1,502,430

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	5.00%, 11/15/2039, Call 11/15/2024	$1,120,150
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	685,913
114,318	5.75%, 11/1/2036, Call 11/1/2026[4]	108,602
320,000	5.25%, 09/15/2044, Call 09/15/2024	346,941
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	116,170
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	590,552
850,000	5.00%, 12/1/2031, Call 12/1/2024	998,911
500,000	5.00%, 11/1/2043, Call 11/1/2022	530,185
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	803,093
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	805,739
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,782,900
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,194,210
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,060,551
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,932,381
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	108,796
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,323,920
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	153,260
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	516,236
		71,209,168
	GEORGIA — 1.4%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	1,002,780
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,511,445
500,000	2.25%, 10/1/2032[1]	508,235
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,065,830
1,000,000	3.00%, 11/1/2045[1]	1,026,160
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	591,595
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,034,850
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	131,327
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,242,615
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	506,880
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,788,240
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	512,670

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$665,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2038, Call 07/1/2028	$792,075
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,004,450
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,898,604
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/2/2020	622,236
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,673,075
		21,913,067
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	548,630
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,105,540
450,000	5.63%, 07/1/2040, Call 07/1/2020	461,772
		2,115,942
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	535,000
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,433,080
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,186,910
		5,154,990
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	320,469
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,231,485
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 01/6/2020	250,492
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	431,161
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	477,354
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	645,467
		3,356,428
	ILLINOIS — 6.4%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,054,460
100,000	5.75%, 04/1/2034, Call 04/1/2027	120,219
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,219,340
180,000	5.00%, 04/1/2037, Call 04/1/2027	204,053
500,000	5.00%, 04/1/2038, Call 04/1/2028	573,205
500,000	5.25%, 12/1/2039, Call 12/1/2024	549,695
575,000	5.00%, 12/1/2042, Call 12/1/2022	607,867
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,371,258

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,100,000	6.00%, 04/1/2046, Call 04/1/2027	$1,312,872
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	934,820
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	596,105
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,824,925
680,000	Chicago Park District, 5.00%, 11/15/2024	777,791
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	505,609
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,825,950
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	616,593
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,015,350
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,029,690
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,132,780
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,861,736
500,000	5.50%, 01/1/2040, Call 01/1/2025	561,580
900,000	5.00%, 01/1/2041, Call 01/1/2022	970,353
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,065,030
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	744,787
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,269,280
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,139,990
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,034,830
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,065,460
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,544,685
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,153,920
570,000	3.90%, 11/1/2036, Call 11/1/2027	621,192
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	822,031
235,000	5.00%, 08/15/2026, Call 08/15/2020	241,286
465,000	5.00%, 08/15/2026, Call 08/15/2020	477,141
425,000	5.00%, 08/1/2027	506,167
500,000	5.00%, 08/1/2028, Call 08/1/2027	592,145
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,523,912
600,000	5.75%, 10/1/2032, Call 10/1/2022	645,516
670,000	5.00%, 03/1/2033, Call 03/1/2027	786,774
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,171,740
315,000	5.00%, 02/15/2034, Call 02/15/2027	377,017

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	5.00%, 03/1/2034, Call 03/1/2027	$585,730
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,219,720
1,000,000	5.00%, 04/1/2036, Call 01/6/2020	1,002,900
225,000	5.00%, 02/15/2037, Call 08/15/2027	256,970
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,923,333
550,000	5.00%, 09/1/2042, Call 09/1/2024	620,197
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,184,856
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,358,174
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,211,998
655,000	4.00%, 06/1/2047, Call 06/1/2022	674,650
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,100,890
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,071,640
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	252,495
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	508,518
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,123,980
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,185,250
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	586,811
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	764,500
3,300,000	0.00%, 12/15/2030	2,375,439
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,710,192
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,205,323
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	527,805
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	824,327
3,000,000	5.00%, 06/1/2024	3,452,130
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,081,070
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2034, Call 01/1/2028	2,335,780
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,223,120
	State of Illinois
1,000,000	5.00%, 11/1/2022	1,080,520
500,000	5.00%, 03/1/2024, Call 03/1/2022	529,995
1,000,000	5.00%, 11/1/2025	1,129,790
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,662,915
1,000,000	5.00%, 11/1/2027	1,151,620
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,101,170

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,000,000	3.00%, 06/15/2033, Call 06/15/2026	$1,894,200
500,000	5.00%, 03/1/2037, Call 03/1/2022	523,555
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,054,980
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,613,760
205,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	208,440
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,165,000
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	381,343
250,000	0.00%, 01/1/2032	166,170
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,234,831
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,087,470
865,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	879,411
		99,682,122
	INDIANA — 1.0%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,245,316
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20222	1,026,390
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	505,000
710,000	6.00%, 12/1/2026, Call 06/1/2020	720,053
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,518,160
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,338,040
1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	1,591,009
1,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/1/2049, Call 02/1/2029	1,215,610
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,263,996
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/20232	553,690
		15,977,264
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,087,250
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,623,370
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	527,735
	Iowa Student Loan Liquidity Corp.
290,000	4.63%, 12/1/2019[2]	290,000
525,000	5.50%, 12/1/2025	525,000
	Iowa Tobacco Settlement Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$800,000	5.60%, 06/1/2034, Call 01/6/2020	$801,024
410,000	5.38%, 06/1/2038, Call 01/6/2020	410,074
		6,264,453
	KANSAS — 0.0%6
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 12/16/2019	500,715

	KENTUCKY — 0.7%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	229,116
2,600,000	5.00%, 01/1/2045, Call 07/1/2025	2,842,970
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,520,033
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	900,145
	Kentucky Public Energy Authority
1,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	1,768,208
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,162,647
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,161,980
		10,585,099
	LOUISIANA — 1.1%
1,170,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,271,626
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	512,370
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,814,055
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	521,570
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,414,996
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,168,010
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,075,050
500,000	8.13%, 12/15/2033, Call 12/15/2023	540,275
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,128,920
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	975,093
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,631,728
1,500,000	New Orleans Aviation Board, 5.00%, 01/1/2048, Call 01/1/2027[2]	1,717,635
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	604,965

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	$1,493,604
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,118,240
		16,988,137
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,922,480
700,000	5.00%, 07/1/2035, Call 07/1/2027	833,273
420,000	5.00%, 07/1/2040, Call 07/1/2020	428,249
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,869,480
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 01/6/2020[2]	506,980
		5,560,462
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,012,950
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,774,963
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	1,138,010
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,487,724
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,751,568
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/20214	4,778,595
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,187,590
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,991,789
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,143,930
500,000	5.00%, 07/1/2045, Call 07/1/2025	567,340
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,446,200
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,322,420
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,195,500
		25,798,579
	MASSACHUSETTS — 0.8%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	128,978
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,712,070
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/12/2019	401,032
600,000	5.00%, 07/1/2034, Call 07/1/2027	705,810
2,000,000	5.00%, 07/1/2038[1]	2,299,320
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,078,390
150,000	4.00%, 06/1/2049, Call 06/1/2029	159,476

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Educational Financing Authority
$1,500,000	5.00%, 01/1/2021[2]	$1,557,375
300,000	5.50%, 01/1/2022, Call 01/1/2020	301,086
170,000	6.00%, 01/1/2028, Call 01/1/2020	170,479
1,000,000	5.00%, 07/1/2028[2]	1,226,480
1,000,000	5.00%, 07/1/2029[2]	1,239,670
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	213,022
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,193,560
		12,386,748
	MICHIGAN — 2.4%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	554,980
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,274,036
685,000	5.00%, 05/1/2024	792,463
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,174,420
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	293,904
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 01/6/2020	269,508
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,792,005
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,302,435
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,807,641
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,847,950
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,157,750
500,000	5.00%, 07/1/2035, Call 07/1/2025	577,855
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,104,380
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,177,740
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,715,150
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,025,051
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,640,791
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,101,160
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,537,540
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,061,780
935,000	Michigan State Housing Development Authority, 2.47% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	941,975
830,000	Michigan Strategic Fund, 7.00%, 12/1/2030, Call 12/1/20231 2 4	937,087
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	256,228
500,000	Summit Academy, 6.38%, 11/1/2035, Call 01/6/2020	500,400

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
	Wayne County Airport Authority
$2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	$2,333,620
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,805,505
		36,983,354
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	271,195
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	71,855
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,832,901
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,210,550
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,555,557
415,000	5.50%, 09/1/2043, Call 09/1/2020	423,860
495,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	532,199
		5,898,117
	MISSISSIPPI — 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	529,320
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.91%, 12/1/20201	2,000,000
		2,529,320
	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	753,240
685,000	5.00%, 01/1/2032, Call 01/1/2028	854,311
350,000	5.00%, 01/1/2034, Call 01/1/2028	434,416
225,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 01/6/2020	225,585
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	737,024
445,000	5.00%, 10/1/2047, Call 10/1/2027	509,699
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	850,848
685,000	4.00%, 02/15/2039, Call 02/15/2029	762,638
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,203,728
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,184,710
350,000	4.00%, 11/15/2049, Call 11/15/2027	377,962
	Kansas City Industrial Development Authority
2,000,000	5.00%, 03/1/2039, Call 03/1/2029[2]	2,418,160

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	$3,577,650
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,644,034
		15,534,005
	MONTANA — 0.1%
1,170,000	Montana Facility Finance Authority, 5.00%, 07/1/2031, Call 07/1/2028	1,365,858

	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,031,769
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,708,325
250,000	5.25%, 09/1/2037, Call 09/1/2022	272,495
		5,012,589
	NEVADA — 1.2%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	281,191
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 12/20/2019[4]	1,020,200
	County of Clark
2,500,000	5.00%, 6/1/2043, Call 6/1/2028	3,034,525
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,154,221
700,000	County of Clark Department of Aviation, 5.00%, 07/1/2030, Call 01/1/2020	702,114
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,117,010
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,194,820
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,298,680
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,367,680
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	651,626
		18,822,067
	NEW HAMPSHIRE — 0.4%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,339,440
215,000	5.00%, 08/1/2037, Call 02/1/2028	258,507
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,612,840
		6,210,787
	NEW JERSEY — 2.3%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	5,010,680
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	644,310
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,649,940
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,045,780

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,450,000	3.13%, 07/1/2029, Call 07/1/2027	$1,472,170
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,030,560
100,000	5.00%, 07/15/2032, Call 07/15/2027	116,303
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,151,010
500,000	5.00%, 07/1/2033, Call 07/1/2027	575,860
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	303,069
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,005,972
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	377,668
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,132,600
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 01/6/2020	501,585
1,175,000	New Jersey Health Care Facilities Financing Authority, AGM, 5.00%, 07/1/2046, Call 07/1/2025	1,324,025
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,185,510
1,000,000	5.00%, 12/1/2027	1,248,150
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	612,320
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	920,861
4,470,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,683,085
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,150,403
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,327,120
805,000	5.00%, 06/15/2044, Call 06/15/2024	878,255
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,338,400
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,909,927
		35,595,563
	NEW MEXICO — 0.2%
815,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 01/6/2020[2]	815,717
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	857,636
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,066,726
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[4]	1,089,657
		3,829,736
	NEW YORK — 3.4%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	402,312
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	470,516
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,303,440

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,000,000	5.00%, 04/1/2040, Call 04/1/2028	$2,428,660
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,100,300
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,437,060
2,500,000	Metropolitan Transportation Authority, AGM, 1.80% (1-Month USD Libor+ 57 basis points), 11/1/2032[3]	2,504,575
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	722,339
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/6/2020	1,504,005
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 01/6/2020	1,036,200
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,460,780
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,841,415
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,486,150
910,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	982,745
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,361,990
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,255,200
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,104,910
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,782,075
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,109,030
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,299,120
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,149,150
1,000,000	5.00%, 05/1/2048, Call 11/1/2023[1]	1,133,010
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,113,190
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,177,820
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	263,710
500,000	5.00%, 07/1/2045, Call 07/1/2025	558,480
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	615,022
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,241,920
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,283,810
265,000	6.00%, 12/1/2042, Call 12/1/2020	276,671
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,762,065
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	965,567

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	$839,512
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	320,914
		53,293,663
	NORTH CAROLINA — 0.1%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,189,220

	NORTH DAKOTA — 0.2%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,035,930
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,239,940
		3,275,870
	OHIO — 1.0%
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,020,810
830,000	City of Akron, 5.00%, 12/1/2026	954,857
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	431,696
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	791,721
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	509,490
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,041,840
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	532,970
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,764,335
	Ohio Air Quality Development Authority
500,000	0.00%, 06/1/2018* 5	530,000
1,000,000	0.00%, 12/1/2023* 1 5	882,500
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,252,153
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,821,780
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,088,060
		15,622,212
	OKLAHOMA — 0.4%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,049,867
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,190,610
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,192,270
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,201,820
		5,634,567
	OREGON — 0.2%
	Oregon State Facilities Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON (Continued)
$1,000,000	5.00%, 04/1/2045, Call 04/1/2025	$1,148,540
765,000	5.00%, 10/1/2046, Call 10/1/2026	868,826
1,000,000	Port of Portland Airport Revenue, 5.00%, 07/1/2044, Call 07/1/2029[2]	1,208,280
		3,225,646
	PENNSYLVANIA — 2.6%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	346,071
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	100,874
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,031,060
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	522,486
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	110,080
280,000	5.38%, 10/15/2042, Call 10/15/2022	291,318
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,223,370
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,221,426
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,210,740
2,160,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,503,829
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	433,837
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,262,850
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	303,232
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,086,960
2,000,000	Manheim Township School District, 1.63% (1-Month USD Libor+ 42 basis points), 11/1/20213	2,005,840
	Montgomery County Higher Education & Health Authority
365,000	4.00%, 09/1/2036, Call 09/1/2029	407,230
650,000	5.00%, 09/1/2037, Call 09/1/2028	780,650
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,182,720
400,000	5.00%, 11/15/2029, Call 05/15/2022	429,884
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	297,073
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,715,160
250,000	Pennsylvania Economic Development Financing Authority, 6.40%, 12/1/2038, Call 09/1/2025	269,990
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,254,240

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$600,000	5.80%, 07/1/2030, Call 07/1/2020	$616,224
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,152,290
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,399,220
500,000	5.00%, 12/1/2041, Call 06/1/2026	583,085
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,395,800
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,188,110
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	957,267
500,000	8.00%, 01/1/2033, Call 01/1/2023	551,110
500,000	6.88%, 06/15/2033, Call 06/15/2023	555,620
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,025,900
440,000	Quakertown General Authority, 4.00%, 07/1/2022	442,222
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,162,240
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,049,120
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,482,640
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,310,655
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	318,816
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	593,795
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	546,460
		40,321,494
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,763,086
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,174,820
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,076,480
		4,014,386
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,096,620
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,302,880
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,730,300
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	534,120
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,188,190

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	$1,083,140
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,396,480
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	822,776
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,168,914
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,562,080
		16,885,500
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	654,445
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,401,367
		2,055,812
	TENNESSEE — 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	558,550
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,344,367
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	515,325
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,149,280
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[4]	334,355
45,000	6.00%, 05/1/2034, Call 11/1/2024[4]	39,681
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 1.55%, 11/15/2030[1]	2,004,540
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,213,007
1,000,000	5.63%, 09/1/2026	1,219,170
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,072,580
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,670,580
		12,121,435
	TEXAS — 6.2%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	88,860
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	371,350
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	529,400
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,372,780
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,369,680
3,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2048, Call 11/15/2029[2]	3,632,100

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	$1,180,110
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,814,505
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	274,623
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,132,270
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	836,663
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	532,815
1,475,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,557,939
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	922,545
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	531,560
100,000	4.40%, 12/1/2047, Call 12/1/2022	102,853
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,572,240
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,314,450
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,175,020
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,114,260
315,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	367,693
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,268,287
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,665,550
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/15/2022	1,106,650
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,429,840
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,334,697
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	490,176
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	541,410
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	585,414
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	990,150
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,370,256
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	434,134
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,657,380
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,509,188
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	856,054
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,222,652
860,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 12/26/2019[1]	861,187

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	$1,240,830
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* 5	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,063,560
290,000	5.50%, 08/1/2027	358,283
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,033,412
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/20211	1,011,840
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,409,580
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,962,275
4,295,000	5.00%, 04/1/2042, Call 04/1/2022	4,680,949
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,092,240
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,204,740
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,676,506
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	663,247
155,000	6.25%, 12/15/2026	180,389
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	544,365
500,000	5.00%, 12/15/2031, Call 12/15/2022	541,800
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,037,930
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,390,192
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,582,680
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	483,716
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,696,305
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,787,987
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,121,750
	Town of Westlake
375,000	5.50%, 09/1/2025	383,014
200,000	6.13%, 09/1/2035, Call 09/1/2025	207,160
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,366,320
		96,500,311
	UTAH — 0.8%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	248,108
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,142,350

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH (Continued)
$800,000	County of Weber, 1.14%, 02/15/2031, Call 12/4/2019[1]	$800,000
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,448,892
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,206,910
	Utah Charter School Finance Authority
180,000	3.63%, 06/15/2021[4]	179,932
1,200,000	4.50%, 07/15/2027[4]	1,265,796
500,000	5.25%, 06/15/2037, Call 06/15/2027[4]	526,010
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,003,560
		12,821,558
	VERMONT — 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	526,510
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,515,654
		2,042,164
	VIRGINIA — 1.1%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* 5	429,000
	Chesapeake Bay Bridge & Tunnel District
2,000,000	5.00%, 11/1/2023	2,269,460
1,000,000	5.00%, 07/1/2046, Call 07/1/2026	1,156,260
1,430,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,441,354
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,505,320
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,237,540
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,111
245,000	5.00%, 07/1/2038, Call 07/1/2020	249,253
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,265,470
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,827,475
	Virginia Small Business Financing Authority
500,000	6.00%, 01/1/2037, Call 07/1/2022[2]	552,525
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	141,237
1,000,000	5.00%, 12/31/2049, Call 06/30/2027[2]	1,144,770
2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,570,850
		17,795,625
	WASHINGTON — 2.5%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,280,800

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	County of King Sewer Revenue
$1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	$1,772,102
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,712,505
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,509,760
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	744,579
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,060,830
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,523,572
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,471,108
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,751,459
205,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	251,728
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,236,600
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,759,066
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,182,690
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,014,109
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,108,823
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,846,830
220,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 12/20/2019	220,669
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	236,377
1,000,000	2.50% (SIFMA Municipal Swap Index Yield+ 140 basis points), 01/1/2035, Call 07/1/2024[3]	1,023,150
500,000	5.00%, 08/15/2036, Call 08/15/2027	575,945
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,205,550
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,044,643
500,000	5.00%, 08/1/2038, Call 08/1/2029	598,210
2,500,000	2.28% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,520,675
1,000,000	Washington State Convention Center Public Facilities District, 5.00%, 07/1/2043, Call 07/1/2028	1,204,250
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,152,290
		39,008,320
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,106,530
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,234,130
		2,340,660

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN — 1.0%
	Public Finance Authority
$775,000	5.00%, 07/1/2022[2]	$810,286
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,067,070
500,000	5.75%, 02/1/2035, Call 02/1/2025	509,325
880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	906,937
535,000	5.00%, 07/1/2037, Call 07/1/2024	582,711
1,000,000	6.50%, 12/1/2037, Call 12/1/20274	1,196,070
35,000	5.00%, 06/15/2039, Call 06/15/2026[4]	36,362
500,000	5.75%, 04/1/2042, Call 04/1/2022	525,370
1,000,000	5.00%, 07/1/2042, Call 07/1/20222	1,062,770
165,000	6.00%, 07/15/2042, Call 07/15/2022	176,708
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	486,261
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,046,380
196,361	3.75%, 07/1/2051, Call 03/15/20281 4	172,821
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[4]	244
7,085	0.00%, 01/1/2047[4]	236
7,034	0.00%, 01/1/2048[4]	235
6,984	0.00%, 01/1/2049[4]	233
6,882	0.00%, 01/1/2050[4]	224
7,540	0.00%, 01/1/2051[4]	246
7,490	0.00%, 01/1/2052[4]	239
7,388	0.00%, 01/1/2053[4]	236
7,338	0.00%, 01/1/2054[4]	232
7,237	0.00%, 01/1/2055[4]	228
7,135	0.00%, 01/1/2056[4]	225
7,085	0.00%, 01/1/2057[4]	221
6,984	0.00%, 01/1/2058[4]	216
6,933	0.00%, 01/1/2059[4]	214
6,882	0.00%, 01/1/2060[4]	209
6,781	0.00%, 01/1/2061[4]	204
6,730	0.00%, 01/1/2062[4]	200
6,629	0.00%, 01/1/2063[4]	196
6,579	0.00%, 01/1/2064[4]	194
6,528	0.00%, 01/1/2065[4]	190
6,427	0.00%, 01/1/2066[4]	180
83,706	0.00%, 01/1/2067[4]	2,214
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,539,782
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,201,340

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	$3,549,450
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	411,948
		15,288,407
	TOTAL MUNICIPAL BONDS
	(Cost $918,681,459)	969,548,612

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	$102,545
53,753	BlackRock MuniVest Fund, Inc.	484,852
31,817	BlackRock MuniYield Quality Fund, Inc.	479,800
72,299	BNY Mellon Municipal Income, Inc.	635,508
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,043,660
30,359	BNY Mellon Strategic Municipals, Inc.	259,569
23,539	DTF Tax-Free Income, Inc.	343,199
87,593	DWS Municipal Income Trust	1,006,444
17,462	Invesco Advantage Municipal Income Trust II	194,003
17,008	Invesco Municipal Opportunity Trust	211,069
23,118	Invesco Municipal Trust	283,195
11,819	Invesco Trust for Investment Grade Municipals	149,747
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	133,895
37,184	Pioneer Municipal High Income Advantage Trust	401,215
123,034	Pioneer Municipal High Income Trust	1,478,869
108,960	Western Asset Managed Municipals Fund, Inc.	1,472,050
8,866	Western Asset Municipal Partners Fund, Inc.	134,054

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,813,674

	OPEN-END MUTUAL FUND — 19.5%
20,965,552	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	302,952,234

	TOTAL OPEN-END MUTUAL FUND
	(Cost $296,928,669)	302,952,234

	PRIVATE FUNDS — 13.0%
	MacKay Municipal Credit Opportunities Fund, LP*	37,406,333

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	MacKay Municipal Opportunities Fund, LP*	$164,493,321

	TOTAL PRIVATE FUNDS
	(Cost $175,000,000)	201,899,654

	SHORT-TERM INVESTMENT — 3.7%
56,907,286	JPMorgan Prime Money Market Fund - Institutional Shares, 1.73%[7]	56,924,357

	TOTAL SHORT-TERM INVESTMENT
	(Cost $56,924,846)	56,924,357

	TOTAL INVESTMENTS — 99.2%
	(Cost $1,456,673,854)	1,540,138,531

	Other assets less liabilities — 0.8%	12,522,332
	TOTAL NET ASSETS — 100.0%	$1,552,660,863

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AGM-CR — Assured Guaranty Municipal Custodial Receipts
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual Assurance Company
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
NATL — National Public Finance Guarantee Corporation
NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG — Obligation
PSF — Permanent School Fund Guaranteed
SAW — State Aid Withholding
SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Schedule of Investments.

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 57.8%
	ALTERNATIVE DIVERSIFIERS — 4.0%
2,624,414	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$27,923,765
855,877	GMO SGM Major Markets Fund - Class VI	26,814,616
		54,738,381
	CORE/ALTERNATIVE DIVERSIFIERS — 53.8%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	397,460,226
2,129,116	GMO Global Asset Allocation Fund - Class III	71,516,993
14,211,382	JPMorgan Global Allocation Fund - Class R6	272,290,072
		741,267,291
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $763,282,042)	796,005,672

	EXCHANGE-TRADED FUNDS — 5.1%
	CORE DIVERSIFIERS — 3.3%
267,030	iShares Core Aggressive Allocation ETF	15,204,688
325,211	iShares Core Growth Allocation ETF	15,359,716
388,784	iShares Core Moderate Allocation ETF	15,493,042
		46,057,446
	REAL ASSET — 1.8%
1,731,300	iShares Gold Trust*	24,203,574

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $69,344,864)	70,261,020

	PRIVATE FUNDS — 20.0%
	ALTERNATIVE DIVERSIFIER — 8.2%
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	113,182,416
		113,182,416
	CORE DIVERSIFIERS — 11.8%
	All Weather Portfolio Limited*	136,713,759
	D. E. Shaw Orienteer International Fund, LP*	25,216,115
		161,929,874
	TOTAL PRIVATE FUNDS
	(Cost $254,261,324)	275,112,290

	SHORT-TERM INVESTMENT — 14.8%
202,921,272	JPMorgan Prime Money Market Fund - Institutional Shares, 1.73%[2]	202,982,149
	TOTAL SHORT-TERM INVESTMENT
	(Cost $202,962,884)	202,982,149

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 97.7%
	(Cost $1,289,851,114)	1,344,361,131
	Other assets less liabilities — 2.3%	32,251,271
	TOTAL NET ASSETS — 100.0%	$1,376,612,402

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Schedules of Investments.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of November 30, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 97.7%
	CORE — 92.4%
6,111,306	DoubleLine Total Return Bond Fund - I Class	$65,329,858
7,271,713	MetWest Total Return Bond Fund - Plan Class[1]	75,625,812
3,417,154	PIMCO Income Fund - Institutional Class	40,903,330
5,914,013	Vanguard Total Bond Market Index Fund - Institutional Class	65,586,411
		247,445,411
	OPPORTUNISTIC — 5.3%
248,054	GMO Emerging Country Debt Fund - Class IV	6,893,423
1,218,713	Vanguard High-Yield Corporate Fund - Admiral Shares	7,202,592
		14,096,015
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $253,268,223)	261,541,426

	SHORT-TERM INVESTMENT — 2.3%
6,195,307	JPMorgan Prime Money Market Fund - Institutional Shares, 1.73%[2]	6,197,166
	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,196,098)	6,197,166

	TOTAL INVESTMENTS — 100.0%
	(Cost $259,464,321)	267,738,592
	Liabilities in excess of other assets — (0.0)%[3]	(103,184)
	TOTAL NET ASSETS — 100.0%	$267,635,408

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

See accompanying Notes to Schedule of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stocks
Australia	$-	$4,223,191	$-	$-	$4,223,191
Austria	-	370,057	-	-	370,057
Belgium	-	3,685,164	-	-	3,685,164
Bermuda	6,413,598	900,379	-	-	7,313,977
Brazil	1,568,198	-	-	-	1,568,198
Canada	16,213,033	-	-	-	16,213,033
Chile	1,257,391	-	-	-	1,257,391
China	706,856	2,897,942	-	-	3,604,798
Colombia	64,585	-	-	-	64,585
Curacao	7,992	-	-	-	7,992
Denmark	878,972	2,957,403	-	-	3,836,375
Finland	-	45,263	-	-	45,263
France	75,418	4,299,694	-	-	4,375,112
Germany	188,256	2,421,341	-	-	2,609,597
Guernsey	4,283,364	-	-	-	4,283,364
Hong Kong	2,630,714	16,328,406	-	-	18,959,120
India	1,744,148	-	-	-	1,744,148
Indonesia	155,727	-	-	-	155,727
Ireland	2,395,824	-	-	-	2,395,824
Israel	5,123,704	2,148,835	-	-	7,272,539
Italy	-	2,291,450	-	-	2,291,450
Japan	2,621,961	36,940,600	-	-	39,562,561
Jersey	-	1,845,399	-	-	1,845,399
Netherlands	260,976	5,827,449	-	-	6,088,425
New Zealand	-	2,338,661	-	-	2,338,661
Norway	-	2,961,108	-	-	2,961,108
Panama	56,846	-	-	-	56,846
Philippines	425,576	-	-	-	425,576
Portugal	-	410,234	-	-	410,234
Singapore	552,301	2,495,779	-	-	3,048,080
South Korea	1,113,477	-	-	-	1,113,477
Spain	-	961,810	-	-	961,810
Sweden	-	1,929,390	-	-	1,929,390
Switzerland	3,649,732	10,240,491	-	-	13,890,223
Taiwan	8,024,649	-	-	-	8,024,649
Thailand	169,349	-	-	-	169,349
United Kingdom	5,335,504	11,150,395	-	-	16,485,899
United States	181,870,864	-	-	-	181,870,864
Exchange-Traded Funds	312,696,637	-	-	-	312,696,637
Open-End Mutual Fund	247,849,639	-	-	-	247,849,639
Preferred Stock
Germany	-	2,067,541	-	-	2,067,541
Sweden	-	82,760	-	-	82,760
Private Fund	-	-	-	137,245,569	137,245,569
Short-Term Investments	154,037,514	78,204,016	-	-	232,241,530
Total Investments	$962,372,805	$200,024,758	$-	$137,245,569	$1,299,643,132

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of November 30, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds- Long/Short Equity(a)	$137,245,569	N/A	Indefinite	Monthly	2	N/A
	$137,245,569	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of November 30, 2019:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	11.1%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$-	$969,548,612	$-	$-	$969,548,612
Closed-End Mutual Funds	8,813,674	-	-	-	8,813,674
Open-End Mutual Fund	302,952,234	-	-	-	302,952,234
Private Funds	-	-	-	201,899,654	201,899,654
Short-Term Investment	56,924,357	-	-	-	56,924,357
Total Investments	$368,690,265	$969,548,612	$-	$201,899,654	$1,540,138,531

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of November 30, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value(a)	$201,899,654	N/A	Indefinite	Monthly -Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund's assets
	$201,899,654	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of November 30, 2019:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	10.6%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$54,738,381	$—	$—	$—	$54,738,381
Core/Alternative Diversifiers	741,267,291	—	—	—	741,267,291
Exchange-Traded Funds:
Core Diversifiers	46,057,446	—	—	—	46,057,446
Real Asset	24,203,574	—	—	—	24,203,574
Private Funds:
Alternative Diversifier	—	—	—	113,182,416	113,182,416
Core Diversifiers	—	—	—	161,833,849	161,833,849
Short-Term Investment	202,982,149	—	—	—	202,982,149
Total Investments	$1,069,248,841	$—	$—	$275,016,265	$1,344,265,106

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of November 30, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds–
Merger Arbitrage (a)	$113,182,416	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	161,833,849	N/A	Indefinite	Monthly	5-10	N/A
	$275,016,265	N/A

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of November 30, 2019:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.2%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	9.9%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$247,445,411	$—	$—	$247,445,411
Opportunistic	14,096,015	—	—	14,096,015
Short-Term Investment	6,197,166	—	—	6,197,166
Total Investments	$267,738,592	$—	$—	$267,738,592

3.	FEDERAL INCOME TAXES

At November 30, 2019, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,140,634,402	$1,481,996,384	$1,306,863,662	$259,464,573

Gross unrealized appreciation	$164,398,150	$62,254,269	$41,593,789	$8,618,850
Gross unrealized depreciation	(5,389,420)	(4,112,122)	(4,192,345)	(344,831)
Net unrealized appreciation/(depreciation) on investments	$159,008,730	$58,142,147	$37,401,444	$8,274,019

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.